Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivative Financial Instruments
The following table summarizes the fair values and the presentation of our derivative financial instruments (defined and discussed individually below) in the consolidated balance sheets:

	Balance Sheet Location	June 30, 2016	December 31, 2015
		(In millions)
Derivative asset:
1.125% Call Option	Current assets: Derivative asset	$—	$374
	Non-current assets: Derivative asset	$226	$—
Derivative liability:
1.125% Conversion Option	Current liabilities: Derivative liability	$—	$374
	Non-current liabilities: Derivative liability	$226	$—

The following table summarizes the fair values and the presentation of our derivative financial instruments (defined and discussed individually below) in the consolidated balance sheets:

		December 31,
	Balance Sheet Location	2015	2014
		(In millions)
Derivative asset:
1.125% Call Option	Current assets: Derivative asset	$374	$—
	Non-current assets: Derivative asset	$—	$329

Derivative liability:
1.125% Conversion Option	Current liabilities: Derivative liability	$374	$—
	Non-current liabilities: Derivative liability	$—	$329